Earnings Per Share - Summary of Earnings Per Share (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Earnings attributable to BHP shareholders
Continuing operations	$ 7,956	$ 8,648	$ 6,652
Total	$ 7,956	$ 8,306	$ 3,705
Weighted average number of shares
Basic	5,057	5,180	5,323
Diluted	5,069	5,193	5,337
Basic earnings per ordinary share
Continuing operations	$ 1.573	$ 1.669	$ 1.250
Total	1.573	1.603	0.696
Diluted earnings per ordinary share
Continuing operations	1.570	1.665	1.246
Total	$ 1.570	$ 1.599	$ 0.694